17. SEGMENT REPORTING	6 Months Ended	12 Months Ended
	Mar. 31, 2020	Sep. 30, 2019
Segment Reporting [Abstract]
SEGMENT REPORTING

The management of the Company considers the business to have two operating segments (i) the development of the Bio-RFID™” and “ChromaID™” technologies and (ii) TransTech, a distributor of products for employee and personnel identification and authentication. TransTech has historically provided substantially all of the Company’s revenues. The financial results from our TransTech subsidiary have been diminishing as vendors of their products increasingly move to the Internet and direct sales to their customers. While it does provide our current revenues, it is not central to our current focus as a Company. Moreover, we have written down any goodwill associated with its historic acquisition. We continue to closely monitor this subsidiary and expect it to wind down completely in the near future.

The reporting for the three and six months ended March 31, 2020 and 2019 was as follows (in thousands):

			Segment
		Gross	Net	Segment
Segment	Revenue	Margin	Profit (Loss)	Assets
Three Months Ended March 31, 2020
Development of the Bio-RFID™” and “ChromaID™” technologies	$-	$-	$(3,346)	$1,224
TransTech distribution business	5	1	15	4
Total segments	$5	$1	$(3,331)	$1,228

Three Months Ended March 31, 2019
Development of the Bio-RFID™” and “ChromaID™” technologies	$-	$-	$(1,434)	$3,565
TransTech distribution business	594	139	(8)	379
Total segments	$594	$139	$(1,442)	$3,944

			Segment
		Gross	Net	Segment
Segment	Revenue	Margin	Profit (Loss)	Assets
Six Months Ended March 31, 2020
Development of the Bio-RFID™” and “ChromaID™” technologies	$-	$-	$(6,418)	$1,224
TransTech distribution business	122	52	72	4
Total segments	$122	$52	$(6,346)	$1,228

Six Months Ended March 31, 2019
Development of the Bio-RFID™” and “ChromaID™” technologies	$-	$-	$(2,171)	$3,565
TransTech distribution business	1,196	269	(40)	379
Total segments	$1,196	$269	$(2,211)	$3,944

During the six months ended March 31, 2020, the segment development of Bio-RFID™” and “ChromaID™” incurred non-cash expenses of $4,510,430.

The management of the Company considers the business to have two operating segments (i) the development of the Bio-RFID™” and “ChromaID™” technologies.and (ii) TransTech, a distributor of products for employee and personnel identification and authentication. TransTech has historically provided substantially all of the Company’s revenues. The financial results from our TransTech subsidiary have been diminishing as vendors of their products increasingly move to the Internet and direct sales to their customers. While it does provide our current revenues, it is not central to our current focus as a Company. Moreover, we have written down any goodwill associated with its historic acquisition. We continue to closely monitor this subsidiary and expect it to wind down completely in the near future.

During the year ended September 30, 2019, the Company began to report both entities as segments. The reporting for the year ended September 30, 2019 and 2018 was as follows:

			Segment
		Gross	Net	Segment
Segment	Revenue	Margin	Loss	Assets
Year Ended September 30, 2019
Development of the Bio-RFID™” and “ChromaID™” technologies	$-	$-	$(7,534,739)	$2,882,194
TransTech distribution business	1,804,960	426,547	(77,577)	57,439
Total segments	$1,804,960	$426,547	$(7,612,316)	$2,939,633

Year Ended September 30, 2018
Development of the Bio-RFID™” and “ChromaID™” technologies	$-	$-	$(3,294,707)	$1,311,134
TransTech distribution business	4,303,296	821,623	37,110	791,814
Total segments	$4,303,296	$821,623	$(3,257,597)	$2,102,948